Warrants - Additional Information (Detail) (USD $)	1 Months Ended	12 Months Ended		1 Months Ended
	Sep. 30, 2014	Dec. 31, 2014	Dec. 31, 2013	Oct. 31, 2014	Nov. 25, 2013	Dec. 31, 2012	Oct. 08, 2014	Nov. 30, 2014
Class of Warrant or Right [Line Items]
Warrants issued upon conversion of Series D preferred warrants		5,045,584
Warrants previously issued	157,093
Fair value of warrant expensed	$ 25,061	$ 8,396,169
Warrant
Class of Warrant or Right [Line Items]
Fair value of liability		$ 0
Common Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding		5,447,940	274,420			174,420
Warrants granted		5,331,520	100,000
Weighted Average Exercise Price,Granted		$ 3.91	$ 2.00
Warrants Weighted Average Remainder Contractual Terms Granted		5 years 6 months	7 years
Preferred units issued as consideration, warrants price per share		$ 4.17	$ 8.00		$ 2.00	$ 10.00
Warrants issued upon conversion				47,178
Common Stock Warrants | IPO
Class of Warrant or Right [Line Items]
Warrants granted				57,500
Preferred units issued as consideration, warrants price per share				$ 8.75
Preferred A Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding			2,231,727			2,231,727
Warrants granted		0	0
Weighted Average Exercise Price,Granted		$ 0	$ 0
Preferred units issued as consideration, warrants price per share			$ 0.16			$ 0.16
Warrants outstanding, converted		2,231,727
Preferred D Stock Warrants
Class of Warrant or Right [Line Items]
Warrants outstanding		0	0
Warrants granted		7,200,000
Weighted Average Exercise Price,Granted		$ 0.025
Warrants Weighted Average Remainder Contractual Terms Granted		6 years 9 months 18 days
Preferred units issued as consideration, warrants price per share		$ 0	$ 0	$ 5.00
Warrants outstanding, converted				7,200,000
Conversion of preferred stock to common stock, conversion ratio				200
Class A And Class B Warrants
Class of Warrant or Right [Line Items]
Warrants granted		2,855,664
Class A And Class B Warrants | Minimum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share		$ 0.20
Warrants expire period		2021-04
Class A And Class B Warrants | Maximum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share		$ 4.92
Warrants expire period		2021-07
Warrants Issued Convertible Notes Payable
Class of Warrant or Right [Line Items]
Common stock warrants granted with nominal value		1,048,698
Warrants Issued Convertible Notes Payable | Minimum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share		$ 0.20
Warrants expire period		2021-02
Warrants Issued Convertible Notes Payable | Maximum
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share		$ 4.92
Warrants expire period		2021-07
Class A Warrant
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share				$ 32.00
Warrants outstanding, converted				2,231,727
Class A Warrant | IPO
Class of Warrant or Right [Line Items]
Warrants granted				1,322,500
Preferred units issued as consideration, warrants price per share				$ 7.00			$ 7.00
Class B Warrant
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share								$ 0.20
Class B Warrant | IPO
Class of Warrant or Right [Line Items]
Preferred units issued as consideration, warrants price per share				$ 8.75